Personnel - Disclosure of detailed information about number of people employed (Details) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employees
Number of employees	36,500	35,700	33,500
Average number of employees during the year	36,500	34,700	33,100
North America
Employees
Number of employees	14,900	14,900	14,000
Average number of employees during the year	15,000	14,500	13,900
Europe
Employees
Number of employees	10,000	9,800	9,300
Average number of employees during the year	9,900	9,500	9,400
United Kingdom
Employees
Number of employees	6,000	5,800	5,400
Average number of employees during the year	5,900	5,600	5,400
Rest of world
Employees
Number of employees	11,600	11,000	10,200
Average number of employees during the year	11,600	10,700	9,800
Operating segments
Employees
Number of employees	35,900	34,900	32,700
Average number of employees during the year	35,900	33,900	32,300
Operating segments | Risk
Employees
Number of employees	11,100	10,800	10,000
Average number of employees during the year	10,900	10,400	9,800
Operating segments | Scientific, technical & medical
Employees
Number of employees	9,500	9,500	8,700
Average number of employees during the year	9,600	9,300	8,600
Operating segments | Legal
Employees
Number of employees	11,800	11,300	10,500
Average number of employees during the year	11,900	10,900	10,300
Operating segments | Exhibitions
Employees
Number of employees	3,500	3,300	3,500
Average number of employees during the year	3,500	3,300	3,600
Corporate/shared functions
Employees
Number of employees	600	800	800
Average number of employees during the year	600	800	800